Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2020
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
ALPS Clean Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS Clean Energy ETF (Cboe BZX: ACES)
(the “Fund”)

SUPPLEMENT DATED DECEMBER 8, 2020 TO THE SUMMARY PROSPECTUS,
PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 31, 2020, AS SUPPLEMENTED

All changes noted in this supplement will be effective on January 1, 2021 (the “Effective Date”).

Summary Prospectus

The section entitled “FEES AND EXPENSES OF THE FUND – Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” in the Summary Section of the Fund’s Prospectus is hereby deleted and replaced with the following information:

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689

[1]	Restated to reflect current fees.